Income Taxes - Schedule of Amounts of Tax Pools Available, Including Tax Losses (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	$ 16,952	$ 15,439
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	8,547	8,505
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	8,058	6,477
Asia Pacific
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	$ 347	$ 457